Class K [Member] Investment Strategy - Class K - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its net assets in growth equity securities issued by U.S. mid-capitalization companies and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. Equity securities consist primarily of common stock, preferred stock and securities or other instruments whose price is linked to the value of common stock. For purposes of the Fund’s 80% policy, U.S. mid-capitalization growth equity securities are equity securities that (i) at the time of the Fund’s investment, have market capitalizations within the range of companies included in the Russell Midcap® Growth Index (the “Russell Midcap Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index, the S&P Composite 1500® Growth Index and the MSCI World Growth Index. The Russell Midcap Growth Index is an index that measures the performance of the midcap growth segment of the U.S. equity universe, with companies that have market capitalizations between approximately $1.0 billion and $98.6 billion as of August 31, 2025. The Fund seeks to buy primarily common stock but also can invest in preferred stock and other equity securities. The Fund may also purchase convertible securities. From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).
The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.